Equity (Tables)	9 Months Ended
Sep. 30, 2022
Stockholders' Equity Note [Abstract]
Schedule of stock-based compensation expenses
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
	U.S $ in thousands		U.S $ in thousands
Cost of revenues	$1,061	$805	$3,041	$2,227
Research and development, net	1,487	1,764	4,879	5,058
Selling, general and administrative	4,843	5,389	16,835	15,855
Total stock-based compensation expenses	$7,391	$7,958	$24,755	$23,140

Schedule of stock option activity
	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2022	1,732,368	28.85
Granted	-	-
Exercised	(24,852)	10.41
Forfeited	(35,421)	26.80
Options outstanding as of September 30, 2022	1,672,095	29.17
Options exercisable as of September 30, 2022	1,365,231	32.04

Schedule of RSUs and PSUs activity
	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2022	3,082,798	26.36
Granted	1,904,310	22.29
Vested	(1,077,117)	24.87
Forfeited	(590,724)	24.60
Unvested as of September 30, 2022	3,319,267	24.82

Schedule of accumulated other comprehensive income (loss)
	Nine Months Ended September 30, 2022
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2022	$1,572	$(10,343)	$(8,771)
Other comprehensive income (loss) before reclassifications	(506)	(5,089)	(5,595)
Amounts reclassified from accumulated other comprehensive loss	143	-	143
Other comprehensive loss	(363)	(5,089)	(5,452)
Balance as of September 30, 2022	$1,209	$(15,432)	$(14,223)

	Nine Months Ended September 30, 2021
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2021	$(1,673)	$(7,173)	$(8,846)
Other comprehensive income before reclassifications	2,427	(2,105)	322
Amounts reclassified from accumulated other comprehensive loss	152	-	152
Other comprehensive income	2,579	(2,105)	474
Balance as of September 30, 2021	$906	$(9,278)	$(8,372)